DESCRIPTION OF BUSINESS, ORGANIZATION, AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2016
DESCRIPTION OF BUSINESS, ORGANIZATION, AND BASIS OF PRESENTATION
DESCRIPTION OF BUSINESS, ORGANIZATION, AND BASIS OF PRESENTATION

1.DESCRIPTION OF BUSINESS, ORGANIZATION, AND BASIS OF PRESENTATION

Yintech Investment Holdings Limited (“Yintech”, or the “Company”) was incorporated under the laws of the Cayman Islands on November 4, 2015.

Yintech and its subsidiaries (hereinafter the “Group”) primarily provide trading and investment services for online spot commodity trading through three exchanges, namely Shanghai Gold Exchange (“Shanghai Exchange”), Tianjin Precious Metals Exchange (“Tianjin Exchange”) and Guangdong Precious Metals Exchange (“Guangdong Exchange”) (collectively, the “Exchanges”) in the PRC. Among the three exchanges the Group operates on, Shanghai Exchange is established by the People’s Bank of China (“PBOC”), with the approval of the State Council of the PRC, and is the only national-level exchange for spot commodity trading in China. Tianjin and Guangdong Exchanges are provincial-level exchanges supervised by the Finance Office of Tianjin Municipal Government and the Department of Commerce of Guangdong Province, respectively.

Five subsidiaries of the Group are comprehensive members of either Tianjin Exchange or Guangdong Exchange. As a comprehensive member of the Tianjin and Guangdong Exchanges, the Group earns commissions and fees on customers’ trades and serves as the counterparty to customers’ trades. Therefore, the Group is exposed to market risk related to fluctuations of the prices of the underlying commodities that primarily consist of silver, palladium, platinum, copper, aluminum and nickel.  In June 2016, Tianjin Exchange launched a new trading rule and a new trading system (the “New Mechanism”), under which the Group only takes the broker role in customer deals and does not take positions any more. As a result, the Group started to only earn trading commissions in Tianjin Exchange. The new trading mechanism and the old version were in parallel run until the New Mechanism fully replaced the old mechanism by the end of 2016. The Group does not hold cash, securities, or property from customers that would be used to margin, guarantee, or secure any trades or contracts that result from customers’ order. On the Shanghai Exchange, the Group serves as an agent and do not hold principal positions. To a lesser extent, the Group also trades in physical commodity of raw silver.

As of December 31, 2016, Yintech has subsidiaries in countries and jurisdictions including the People’s Republic of China (“PRC”), Hong Kong, United States of America (“USA”) and British Virgin Islands (“BVI”). Details of the subsidiaries of the Company are set out below:

Name of subsidiary	Date of incorporation/ acquisition	Paid up capital	% of equity interest held by the Company	Place of incorporation

Yintech Gold Co., Ltd.	Incorporated on June 16, 2016	USD1 dollar	100%	BVI

Gold Master (HK) Co., Ltd.(“Gold Master HK”)	Acquired on August 31, 2016	USD 3 million	100%	Hong Kong

Shanghai Ming Qin Information Technology Co., Ltd. (‘‘Ming Qin’’)	Acquired on August 31, 2016	USD 3 million	100%	PRC

Shanghai Gold Master Network Financial Information Service Co., Ltd. (‘‘Gold Master’’)	Acquired on August 31, 2016	RMB 84 million	100%	PRC

Name of subsidiary	Date of incorporation/ acquisition	Paid up capital	% of equity interest held by the Company	Place of incorporation

Shanghai Gold Master Network Technology Co., Ltd. (‘‘Gold Master Network’’)	Acquired on August 31, 2016	RMB 10 million	100%	PRC

Shanghai Xi Ben Sofware Technology Co., Ltd. (‘‘Xi Ben’’)	Incorporated on September 12, 2016	—	100%	PRC

Yintech Ventures Co., Ltd.	Incorporated on June 1, 2016	USD1 dollar	100%	BVI

Yintech Ventures (HK) Co., Ltd.	Incorporated on June 21, 2016	HKD1 dollar	100%	Hong Kong

Yintech Innovation Co., Ltd.	Incorporated on November 23, 2016	USD1 dollar	100%	BVI

Yintech Innovation Labs, LLC	Incorporated on December 20, 2016	—	100%	USA

Yintech Frontier Co., Ltd.	Incorporated on November 5, 2015	USD1 dollar	100%	BVI

Yintech Frontier (HK) Co., Ltd.	Incorporated on 19 November, 2015	HKD1 dollar	100%	Hong Kong

Shanghai Li Xian Information Technology Co., Ltd. (‘‘Li Xian’’)	Incorporated on July 26, 2016	—	100%	PRC

Guangdong Jin Xiang Yin Rui Precious Metals Management Co., Ltd. (‘‘Jin Xiang Yin Rui’’) *	Incorporated on October 24, 2012	RMB 20 million	100%	PRC

Jiangxi Da Xiang Shun Yi Metal Co., Ltd. (‘‘Da Xiang Shun Yi’’)	Incorporated on June 24, 2016	RMB 10 million	100%	PRC

Shanghai Yi Shi Information Technology Co., Ltd. (‘‘Yi Shi’’)	Incorporated on March 30, 2016	RMB 1.8 million	100%	PRC

Name of subsidiary	Date of incorporation/ acquisition	Paid up capital	% of equity interest held by the Company	Place of incorporation

Yin Ru Yi (Tianjin) Precious Metals Management Co., Ltd. (‘‘Yin Ru Yi’’)	Acquired on October 21, 2016	RMB 50 million	100%	PRC

Yintech Elements Co., Ltd.	Incorporated on 9 November, 2015	USD1 dollar	100%	BVI

Yintech Elements (HK) Co., Ltd.	Incorporated on 19 November, 2015	HKD1 dollar	100%	Hong Kong

Shanghai Xie Luo Information Technology Co., Ltd. (‘‘Xie Luo’’)	Incorporated on July 26, 2016	—	100%	PRC

Yintech Financial Holdings Co., Ltd.	Incorporated on December 12, 2016	USD 1 dollar	100%	BVI

Yintech Enterprise Co., Ltd. (formerly known as Win Yin Gold Investment Co., Ltd. (BVI))*	Incorporated on September 29, 2014	USD 1 dollar	100%	BVI

Yintech Enterprise (HK) Investment Co., Ltd. (formerly known as Win Yin (HK) Gold Investment Co., Ltd.)*	Incorporated on October 31, 2014	HKD1 dollar	100%	Hong Kong

Shanghai Yin Tian Xia Investment Management (Group) Co., Ltd. (“Yin Tian Xia Investment”, formerly known as Shanghai Qian Zhong Su Investment Management Co., Ltd.)	Incorporated on April 14, 2015	USD 30 million	100%	PRC

Guangdong Sheng Ding Precious Metal Management Co., Ltd. (“Sheng Ding”)	Acquired on November 16, 2015	RMB 10 million	100%	PRC

Shanghai Da Xiang Ping Tai Financial Information Service Co., Ltd. (“Da Xiang Ping Tai”)	Acquired on March 1, 2016	RMB 7 million	70%	PRC

Shanghai Jin Dou Information Technology Co., Ltd. (“Jin Dou”)	Incorporated on November 12, 2015	RMB 10 million	100%	PRC

Name of subsidiary	Date of incorporation/ acquisition	Paid up capital	% of equity interest held by the Company	Place of incorporation

Shanghai Jin Yi Information Technology Co., Ltd., (“Jin Yi”)	Incorporated on December 4, 2015	RMB 0.05 million	100%	PRC

Shanghai Yin He You Co., Ltd. (“Yin He You”)	Acquired on June 1, 2016	RMB 5 million	100%	PRC

Shanghai Yin Tian Xia Financial and Information Service Co., Ltd. (‘‘Yin Tian Xia Information’’)*	Incorporated on May 15, 2014	RMB 5 million	100%	PRC

Shanghai Yin Tian Xia Precious Metal Products Co., Ltd. (‘‘Yin Tian Xia Products’’)*	Incorporated on July 29, 2013	RMB 20 million	100%	PRC

Shanghai Yin Tian Xia Technology Co., Ltd. (‘‘Yin Tian Xia Technology’’)*	Incorporated on June 27, 2011	RMB 5 million	100%	PRC

Shanghai Zu Ding Culture Communication Co., Ltd. (“Zu Ding”)	Incorporated on April 14, 2015	—	100%	PRC

Tianjin Rong Jin Hui Yin Precious Metals Management Co., Ltd. (“Rong Jin Hui Yin”)*	Incorporated on May 18, 2011	RMB 100 million	100%	PRC

Note (*): These entities were acquired by Yintech through a group reorganization (the ‘‘Reorganization’’) as described below.

Reorganization

The Reorganization was completed on November 18, 2015.  The Reorganization involved the incorporation of Yintech and the transfer of Rong Jin Hui Yin, Jin Xiang Yin Rui, Yin Tian Xia Technology, and Yintech Enterprise Co., Ltd.,  and their subsidiaries Yin Tian Xia Products, Yin Tian Xia Information, Yintech Enterprise (HK) Co., Ltd., Qian Zhong Su, and Ke Chang (collectively, the “Transferred Entities”) from Win Yin Financial and Information Service Company Limited (“Win Yin”) to Yintech. Prior to the Reorganization, the Transferred Entities’ equity interests were 100% owned by Win Yin.  Chen Wenbin, Yan Ming, and Chen Ningfeng (collectively the “Founding Shareholders”), each owned 40%, 30%, and 30% equity interest in Win Yin.

Establishment of Yintech. Yintech was established in the Cayman Islands on November 4, 2015 as an exempted company with limited liability under Companies Law (2011 Revision) (as combined and revised) of the Cayman Islands. Yintech is 100% ultimately owned by the Founding Shareholders, each owned 40%, 30%, and 30% equity interest in Yintech.

Transfer of Transferred Entities to the Group. In November 2015, Yintech acquired Yintech Enterprise Co.,Ltd. and its subsidiaries from Win Yin at book value of USD1 (RMB 6).  As a result, Yintech became the holding company of Yintech Enterprise Co.,Ltd., Yintech Enterprise (HK) Co.,Ltd, and Qian Zhong Su. Also in November 2015, Qian Zhong Su acquired Rong Jin Hui Yin, Jin Xiang Yin Rui and Yin Tian Xia Technology, and their subsidiaries from Shanghai Long Jin Co., Ltd. (“Long Jin”), a wholly owned subsidiary of Win Yin, at book value of RMB 107.26 million,  which was settled in December 2015. The consideration was financed by a shareholder loan which was subsequently repaid in February 2016. These acquisitions, as part of the Reorganization, were completed on November 18, 2015.

Basis of Presentation for the Reorganization. The Founding Shareholders’ respective equity interest in Yintech is identical to the Founding Shareholders’ respective equity interest in each of the Transferred Entities. Accordingly, the accompanying combined and consolidated financial statements prior to the Reorganization are the combination of the financial statements of the Transferred Entities, which are recorded at carryover basis, and have been prepared in a manner similar to a pooling of interests, as the Transferred Entities have identical ultimate ownership both prior to and following the Reorganization.

Basis of preparation

The combined and consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Principles of combination and consolidation

Prior to the Reorganization, the combined financial statements include the financial statements of the Transferred Entities since the date of incorporation, and were prepared on a combined basis. Following the Reorganization, the consolidated financial statements include the accounts of Yintech and its subsidiaries. All significant intercompany balances and transactions have been eliminated upon combination and consolidation. The Group has no involvement with variable interest entities.

Currency translation for financial statements presentation

Translations of amounts from RMB into USD for the convenience of the reader have been calculated at the exchange rate of RMB 6.9430 per USD1.00 on December 30, 2016, the last business day for the year ended 31 December, 2016, as published on the website of the United States Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at such rate.  The USD convenience translation is not required under U.S. GAAP and all USD convenience translation amounts in the accompanying combined and consolidated financial statements are unaudited.